Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 2,545,795	$ 2,467,824
Credit card receivables	59,218	21,848
Total	$ 2,605,013	$ 2,489,672	$ 1,842,142	$ 1,513,713